Prepaid Expesnes and Other Accounts Receivavable (Details) - Schedule of Prepaid Expenses and Other Accounts - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Prepaid Expenses and Other Accounts [Abstract]
Prepaid expenses and advances to suppliers	$ 40,679	$ 42,190
Government authorities	34,687	17,908
Employees	443	430
Related Parties (see Note 17)	256	281
Others	8,605	3,726
Total prepaid expenses and other accounts receivable	$ 84,670	$ 64,535